Lease Obligations - Summary of Weighted-Average Remaining Lease Terms and Discount Rate (FY) (Details)	Dec. 31, 2024	Dec. 31, 2023
Lessee, Operating Lease, Description [Abstract]
Weighted-average remaining lease term - operating leases (in years)	2 years	3 years
Weighted-average discount rate - operating leases	7.80%	7.80%